JPMorgan Research Market Neutral Fund
Schedule of Portfolio Investments as of January 31, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY.  IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — 98.4%
Common Stocks — 82.9%
Aerospace & Defense — 2.0%
Howmet Aerospace, Inc. (a)	56	3,174
Northrop Grumman Corp.	2	682
RTX Corp.	9	838
		4,694
Air Freight & Logistics — 0.2%
FedEx Corp.	—	97
United Parcel Service, Inc., Class B	4	491
		588
Automobile Components — 0.2%
Aptiv plc *	2	136
Mobileye Global, Inc., Class A (Israel) *	13	344
		480
Banks — 4.2%
Bank of America Corp.	33	1,121
Fifth Third Bancorp	78	2,678
KeyCorp	32	470
Truist Financial Corp.	60	2,209
US Bancorp	25	1,051
Wells Fargo & Co. (a)	50	2,499
		10,028
Beverages — 1.0%
Coca-Cola Co. (The)	9	517
Keurig Dr Pepper, Inc.	7	234
Monster Beverage Corp. *	23	1,263
PepsiCo, Inc.	2	370
		2,384
Biotechnology — 4.0%
AbbVie, Inc.	15	2,405
Biogen, Inc. *	6	1,515
BioMarin Pharmaceutical, Inc. *	12	1,069
Regeneron Pharmaceuticals, Inc. *	2	1,814
Sarepta Therapeutics, Inc. *	10	1,200
Vertex Pharmaceuticals, Inc. * (a)	4	1,574
		9,577
Broadline Retail — 1.2%
Amazon.com, Inc. * (a)	19	2,885
Building Products — 1.3%
Trane Technologies plc	12	3,032
Capital Markets — 3.1%
Ameriprise Financial, Inc.	3	1,078
Charles Schwab Corp. (The)	45	2,852
Intercontinental Exchange, Inc.	6	707

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued
Capital Markets — continued
Raymond James Financial, Inc.	12	1,277
S&P Global, Inc.	3	1,484
		7,398
Chemicals — 0.4%
Air Products and Chemicals, Inc. (a)	1	180
Dow, Inc.	6	320
Linde plc	1	370
		870
Commercial Services & Supplies — 0.7%
Waste Connections, Inc.	11	1,648
Communications Equipment — 0.3%
Arista Networks, Inc. *	3	740
Construction Materials — 0.9%
Martin Marietta Materials, Inc.	4	2,057
Consumer Staples Distribution & Retail — 1.2%
Costco Wholesale Corp.	3	2,138
Maplebear, Inc. *	28	682
		2,820
Containers & Packaging — 0.1%
Crown Holdings, Inc.	2	209
Electric Utilities — 1.8%
Entergy Corp.	6	636
NextEra Energy, Inc. (a)	16	943
PG&E Corp.	98	1,650
Southern Co. (The)	15	1,015
		4,244
Electrical Equipment — 0.4%
AMETEK, Inc.	3	491
Eaton Corp. plc	2	515
		1,006
Electronic Equipment, Instruments & Components — 0.6%
Corning, Inc.	31	1,003
Keysight Technologies, Inc. *	3	475
		1,478
Energy Equipment & Services — 0.5%
Baker Hughes Co.	10	270
Schlumberger NV	16	803
		1,073

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued
Entertainment — 1.9%
Endeavor Group Holdings, Inc., Class A (a)	125	3,107
Take-Two Interactive Software, Inc. *	9	1,412
		4,519
Financial Services — 6.3%
Block, Inc. *	45	2,904
Fidelity National Information Services, Inc. (a)	28	1,772
Fiserv, Inc. * (a)	20	2,902
FleetCor Technologies, Inc. *	11	3,090
Jack Henry & Associates, Inc.	4	703
Mastercard, Inc., Class A (a)	9	3,870
		15,241
Food Products — 0.9%
Conagra Brands, Inc.	4	121
Hershey Co. (The)	1	119
Kellanova	5	242
Mondelez International, Inc., Class A	23	1,761
		2,243
Ground Transportation — 1.4%
Canadian National Railway Co. (Canada)	2	221
CSX Corp.	9	330
Norfolk Southern Corp.	3	657
Old Dominion Freight Line, Inc.	1	446
Uber Technologies, Inc. * (a)	16	1,042
Union Pacific Corp.	1	355
XPO, Inc. *	5	411
		3,462
Health Care Equipment & Supplies — 2.2%
Boston Scientific Corp. *	27	1,705
Edwards Lifesciences Corp. *	5	401
Medtronic plc	14	1,195
Stryker Corp.	6	2,077
		5,378
Health Care Providers & Services — 0.5%
UnitedHealth Group, Inc. (a)	2	1,259
Health Care REITs — 0.0% ^
Ventas, Inc.	1	66
Hotels, Restaurants & Leisure — 3.3%
Booking Holdings, Inc. *	—	333
Chipotle Mexican Grill, Inc. *	1	1,638
Expedia Group, Inc. *	8	1,254
Hilton Worldwide Holdings, Inc.	4	704

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued
Hotels, Restaurants & Leisure — continued
Royal Caribbean Cruises Ltd. *	13	1,617
Yum! Brands, Inc. (a)	18	2,350
		7,896
Household Products — 0.3%
Church & Dwight Co., Inc.	8	817
Industrial Conglomerates — 0.9%
Honeywell International, Inc. (a)	11	2,145
Industrial REITs — 0.2%
Prologis, Inc.	4	558
Insurance — 5.1%
Chubb Ltd.	4	906
Globe Life, Inc.	19	2,269
MetLife, Inc.	20	1,408
Progressive Corp. (The) (a)	28	5,061
Ryan Specialty Holdings, Inc. *	11	493
Travelers Cos., Inc. (The)	10	2,087
		12,224
Interactive Media & Services — 2.2%
Alphabet, Inc., Class A *	6	805
Meta Platforms, Inc., Class A * (a)	10	3,924
Pinterest, Inc., Class A *	16	589
		5,318
IT Services — 0.5%
Cognizant Technology Solutions Corp., Class A	9	690
MongoDB, Inc. *	1	282
Snowflake, Inc., Class A *	1	309
		1,281
Life Sciences Tools & Services — 1.2%
Danaher Corp.	7	1,706
Thermo Fisher Scientific, Inc.	3	1,288
		2,994
Machinery — 1.6%
Deere & Co. (a)	2	862
Ingersoll Rand, Inc.	26	2,102
Otis Worldwide Corp.	9	788
		3,752
Media — 1.8%
Charter Communications, Inc., Class A *	2	555
Comcast Corp., Class A	9	440
Liberty Media Corp-Liberty SiriusXM, Class A *	107	3,263
		4,258

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued
Multi-Utilities — 1.2%
CenterPoint Energy, Inc.	14	389
CMS Energy Corp.	13	769
Dominion Energy, Inc.	6	284
DTE Energy Co.	8	857
Public Service Enterprise Group, Inc.	12	679
		2,978
Oil, Gas & Consumable Fuels — 3.0%
Cheniere Energy, Inc.	3	440
ConocoPhillips	6	701
Diamondback Energy, Inc.	2	278
EOG Resources, Inc.	7	831
Hess Corp.	13	1,778
Marathon Oil Corp.	37	837
Phillips 66	1	223
Pioneer Natural Resources Co.	4	1,037
Targa Resources Corp.	11	929
TC Energy Corp. (Canada)	3	116
		7,170
Personal Care Products — 0.8%
Estee Lauder Cos., Inc. (The), Class A	9	1,178
Kenvue, Inc.	33	695
		1,873
Pharmaceuticals — 0.7%
Bristol-Myers Squibb Co. (a)	18	863
Elanco Animal Health, Inc. *	62	916
		1,779
Professional Services — 0.2%
Booz Allen Hamilton Holding Corp.	4	541
Residential REITs — 0.2%
American Homes 4 Rent, Class A	6	219
Sun Communities, Inc.	2	248
UDR, Inc.	3	92
		559
Retail REITs — 0.1%
Kimco Realty Corp.	8	156
Semiconductors & Semiconductor Equipment — 10.8%
Advanced Micro Devices, Inc. * (a)	13	2,124
Analog Devices, Inc. (a)	12	2,254
ASML Holding NV (Registered), ADR (Netherlands)	4	3,265
Microchip Technology, Inc.	15	1,295
Micron Technology, Inc.	18	1,565
NVIDIA Corp. (a)	7	4,282
NXP Semiconductors NV (China) (a)	16	3,337

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued
Semiconductors & Semiconductor Equipment — continued
Qorvo, Inc. *	8	805
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan) (a)	47	5,332
Teradyne, Inc.	3	318
Texas Instruments, Inc. (a)	9	1,476
		26,053
Software — 3.9%
Adobe, Inc. *	1	811
Crowdstrike Holdings, Inc., Class A *	2	574
Intuit, Inc. (a)	3	2,188
Microsoft Corp. (a)	8	3,098
PTC, Inc. *	2	313
Roper Technologies, Inc.	1	487
Salesforce, Inc. *	1	255
ServiceNow, Inc. *	2	1,647
		9,373
Specialized REITs — 1.2%
American Tower Corp.	1	215
Digital Realty Trust, Inc.	19	2,679
		2,894
Specialty Retail — 3.9%
AutoNation, Inc. *	3	495
AutoZone, Inc. *	—	1,370
Best Buy Co., Inc.	18	1,296
Burlington Stores, Inc. *	13	2,489
Lowe's Cos., Inc.	14	2,892
O'Reilly Automotive, Inc. * (a)	1	920
		9,462
Technology Hardware, Storage & Peripherals — 2.0%
Seagate Technology Holdings plc	36	3,094
Western Digital Corp. *	31	1,748
		4,842
Trading Companies & Distributors — 0.3%
United Rentals, Inc.	—	206
WW Grainger, Inc.	1	532
		738
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.	3	534
Total Common Stocks (Cost $155,823)		199,574

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Short-Term Investments — 15.5%
Investment Companies — 15.5%
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.38% (b) (c)(Cost $37,337)	37,309	37,335
Total Long Positions (Cost $193,160)		236,909
Short Positions — (81.2)%
Common Stocks — (81.2)%
Aerospace & Defense — (2.3)%
Boeing Co. (The) *	(8)	(1,631)
General Dynamics Corp.	(3)	(757)
Huntington Ingalls Industries, Inc.	(4)	(1,029)
L3Harris Technologies, Inc.	(1)	(200)
Lockheed Martin Corp.	(3)	(1,268)
Spirit AeroSystems Holdings, Inc., Class A *	(20)	(566)
(5,451)
Air Freight & Logistics — (0.5)%
CH Robinson Worldwide, Inc.	(2)	(201)
Expeditors International of Washington, Inc.	(9)	(1,080)
(1,281)
Automobiles — (0.7)%
Ford Motor Co.	(87)	(1,026)
General Motors Co.	(13)	(511)
Harley-Davidson, Inc.	(3)	(90)
(1,627)
Banks — (1.7)%
Huntington Bancshares, Inc.	(136)	(1,726)
M&T Bank Corp.	(6)	(843)
PNC Financial Services Group, Inc. (The)	(11)	(1,638)
(4,207)
Beverages — (0.6)%
Brown-Forman Corp., Class B	(4)	(211)
Molson Coors Beverage Co., Class B	(22)	(1,350)
(1,561)
Biotechnology — (1.9)%
Amgen, Inc.	(6)	(1,831)
Gilead Sciences, Inc.	(19)	(1,506)
Moderna, Inc. *	(13)	(1,325)
(4,662)
Broadline Retail — (0.3)%
eBay, Inc.	(17)	(695)
Building Products — (1.2)%
Johnson Controls International plc	(24)	(1,279)

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
Building Products — continued
Lennox International, Inc.	(4)	(1,496)
Masco Corp.	(1)	(79)
(2,854)
Capital Markets — (4.5)%
Bank of New York Mellon Corp. (The)	(36)	(1,986)
BlackRock, Inc.	(1)	(1,124)
FactSet Research Systems, Inc.	(3)	(1,533)
Franklin Resources, Inc.	(26)	(705)
Goldman Sachs Group, Inc. (The)	(4)	(1,345)
LPL Financial Holdings, Inc.	(7)	(1,614)
MSCI, Inc.	(1)	(550)
Nasdaq, Inc.	(30)	(1,709)
Northern Trust Corp.	(3)	(227)
(10,793)
Commercial Services & Supplies — (0.1)%
Waste Management, Inc.	(1)	(193)
Communications Equipment — (2.3)%
Cisco Systems, Inc.	(111)	(5,565)
Consumer Finance — (1.2)%
American Express Co.	(4)	(847)
Discover Financial Services	(2)	(222)
Synchrony Financial	(45)	(1,729)
(2,798)
Consumer Staples Distribution & Retail — (3.5)%
Dollar General Corp.	(2)	(345)
Kroger Co. (The)	(82)	(3,781)
Sysco Corp.	(38)	(3,067)
Walgreens Boots Alliance, Inc.	(18)	(405)
Walmart, Inc.	(5)	(784)
(8,382)
Containers & Packaging — (0.5)%
Ball Corp.	(3)	(148)
International Paper Co.	(30)	(1,087)
(1,235)
Diversified Telecommunication Services — (1.0)%
AT&T, Inc.	(44)	(778)
Verizon Communications, Inc.	(36)	(1,533)
(2,311)
Electric Utilities — (3.1)%
American Electric Power Co., Inc.	(19)	(1,466)
Duke Energy Corp.	(11)	(1,059)
Edison International	(22)	(1,482)

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
Electric Utilities — continued
Exelon Corp.	(34)	(1,185)
FirstEnergy Corp.	(39)	(1,427)
Xcel Energy, Inc.	(15)	(890)
(7,509)
Electrical Equipment — (0.6)%
Acuity Brands, Inc.	(4)	(1,057)
Hubbell, Inc.	(1)	(284)
(1,341)
Energy Equipment & Services — (0.4)%
Halliburton Co.	(27)	(945)
Entertainment — (1.3)%
Electronic Arts, Inc.	(18)	(2,375)
Netflix, Inc. *	(1)	(707)
(3,082)
Financial Services — (4.0)%
Global Payments, Inc.	(12)	(1,683)
PayPal Holdings, Inc. *	(27)	(1,644)
Toast, Inc., Class A *	(79)	(1,401)
Voya Financial, Inc.	(31)	(2,238)
Western Union Co. (The)	(209)	(2,626)
(9,592)
Food Products — (1.8)%
Campbell Soup Co.	(41)	(1,854)
General Mills, Inc.	(22)	(1,401)
Kraft Heinz Co. (The)	(32)	(1,188)
(4,443)
Gas Utilities — (0.2)%
National Fuel Gas Co.	(13)	(600)
Ground Transportation — (0.4)%
Heartland Express, Inc.	(23)	(301)
JB Hunt Transport Services, Inc.	(1)	(316)
Werner Enterprises, Inc.	(8)	(304)
(921)
Health Care Equipment & Supplies — (1.9)%
Abbott Laboratories	(18)	(2,019)
Dentsply Sirona, Inc.	(12)	(395)
Intuitive Surgical, Inc. *	(1)	(460)
Zimmer Biomet Holdings, Inc.	(13)	(1,641)
(4,515)
Health Care Providers & Services — (1.2)%
CVS Health Corp.	(22)	(1,645)

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
Health Care Providers & Services — continued
Henry Schein, Inc. *	(9)	(635)
Quest Diagnostics, Inc.	(4)	(511)
(2,791)
Hotels, Restaurants & Leisure — (1.4)%
Carnival Corp. *	(28)	(471)
Starbucks Corp.	(32)	(2,952)
(3,423)
Household Durables — (0.4)%
DR Horton, Inc.	(1)	(154)
Mohawk Industries, Inc. *	(3)	(350)
NVR, Inc. *	—	(106)
PulteGroup, Inc.	(3)	(315)
(925)
Household Products — (0.2)%
Colgate-Palmolive Co.	(1)	(126)
Kimberly-Clark Corp.	(2)	(227)
Procter & Gamble Co. (The)	(1)	(117)
(470)
Industrial Conglomerates — (0.6)%
3M Co.	(16)	(1,501)
Insurance — (4.3)%
Aflac, Inc.	(18)	(1,548)
Allstate Corp. (The)	(16)	(2,544)
American International Group, Inc.	(17)	(1,183)
Aon plc, Class A	(3)	(964)
Arthur J Gallagher & Co.	(3)	(651)
Hartford Financial Services Group, Inc. (The)	(4)	(375)
Kinsale Capital Group, Inc.	(3)	(980)
Marsh & McLennan Cos., Inc.	(3)	(502)
WR Berkley Corp.	(19)	(1,565)
(10,312)
Interactive Media & Services — (0.3)%
Alphabet, Inc., Class C *	(5)	(756)
IT Services — (1.8)%
Accenture plc, Class A	—	(121)
DXC Technology Co. *	(12)	(264)
EPAM Systems, Inc. *	(3)	(836)
Infosys Ltd. (India)	(25)	(485)
International Business Machines Corp.	(14)	(2,614)
(4,320)
Life Sciences Tools & Services — (2.0)%
Agilent Technologies, Inc.	(8)	(1,095)

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
Life Sciences Tools & Services — continued
Bruker Corp.	(12)	(873)
Mettler-Toledo International, Inc. *	(1)	(497)
Revvity, Inc.	(5)	(567)
Waters Corp. *	(6)	(1,869)
(4,901)
Machinery — (3.1)%
Caterpillar, Inc.	(1)	(363)
Donaldson Co., Inc.	(31)	(1,992)
IDEX Corp.	(2)	(528)
Illinois Tool Works, Inc.	(11)	(2,916)
PACCAR, Inc. *	(4)	(377)
Stanley Black & Decker, Inc.	(14)	(1,260)
(7,436)
Media — (3.0)%
Fox Corp., Class A	(103)	(3,310)
Interpublic Group of Cos., Inc. (The)	(27)	(885)
Omnicom Group, Inc.	(20)	(1,815)
Paramount Global, Class B	(78)	(1,142)
(7,152)
Multi-Utilities — (0.1)%
Consolidated Edison, Inc.	(3)	(230)
Office REITs — (0.3)%
Orion Office REIT, Inc.	—	—
SL Green Realty Corp.	(8)	(345)
Vornado Realty Trust	(12)	(336)
(681)
Oil, Gas & Consumable Fuels — (2.7)%
APA Corp.	(26)	(823)
Coterra Energy, Inc.	(21)	(530)
Devon Energy Corp.	(23)	(980)
Enbridge, Inc. (Canada)	(40)	(1,402)
Kinder Morgan, Inc.	(29)	(488)
Marathon Petroleum Corp.	(1)	(243)
ONEOK, Inc.	(7)	(446)
Valero Energy Corp.	(8)	(1,166)
Williams Cos., Inc. (The)	(14)	(479)
(6,557)
Passenger Airlines — (0.8)%
American Airlines Group, Inc. *	(60)	(851)
Delta Air Lines, Inc.	(10)	(388)
Southwest Airlines Co.	(19)	(584)
(1,823)

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
Pharmaceuticals — (2.2)%
Eli Lilly & Co.	(3)	(2,180)
Johnson & Johnson	(6)	(882)
Merck & Co., Inc.	(13)	(1,556)
Pfizer, Inc.	(10)	(279)
Zoetis, Inc.	(3)	(511)
(5,408)
Professional Services — (3.2)%
Automatic Data Processing, Inc.	(2)	(580)
Ceridian HCM Holding, Inc. *	(20)	(1,423)
Equifax, Inc.	(5)	(1,103)
Paychex, Inc.	(13)	(1,616)
Paycom Software, Inc.	(5)	(956)
Robert Half, Inc.	(8)	(621)
TransUnion	(10)	(658)
Verisk Analytics, Inc.	(3)	(803)
(7,760)
Residential REITs — (0.1)%
AvalonBay Communities, Inc.	—	(91)
Equity LifeStyle Properties, Inc.	(3)	(189)
(280)
Retail REITs — (1.0)%
NNN REIT, Inc.	(13)	(521)
Simon Property Group, Inc.	(14)	(1,962)
(2,483)
Semiconductors & Semiconductor Equipment — (9.7)%
Applied Materials, Inc.	(35)	(5,840)
ARM Holdings plc *	(28)	(1,960)
Broadcom, Inc.	(4)	(5,075)
Intel Corp.	(130)	(5,597)
KLA Corp.	(3)	(1,750)
Lam Research Corp.	(1)	(528)
QUALCOMM, Inc.	(17)	(2,494)
(23,244)
Software — (1.3)%
Bill Holdings, Inc. *	(10)	(779)
Oracle Corp.	(2)	(249)
UiPath, Inc., Class A *	(11)	(252)
Workday, Inc., Class A *	(6)	(1,810)
(3,090)
Specialized REITs — (0.6)%
Extra Space Storage, Inc.	(3)	(495)
Iron Mountain, Inc.	(15)	(1,013)
(1,508)

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
Specialty Retail — (1.5)%
CarMax, Inc. *	(3)	(246)
Home Depot, Inc. (The)	(7)	(2,472)
Ulta Beauty, Inc. *	(1)	(333)
Williams-Sonoma, Inc.	(3)	(581)
(3,632)
Technology Hardware, Storage & Peripherals — (1.7)%
Apple, Inc.	(13)	(2,380)
NetApp, Inc.	(18)	(1,585)
Xerox Holdings Corp.	(6)	(105)
(4,070)
Textiles, Apparel & Luxury Goods — (1.0)%
NIKE, Inc., Class B	(21)	(2,118)
On Holding AG (Switzerland), Class A *	(12)	(330)
(2,448)
Trading Companies & Distributors — (0.7)%
Fastenal Co.	(25)	(1,677)
Total Common Stocks (Proceeds $(189,357))		(195,441)
Total Short Positions (Proceeds $(189,357))		(195,441)
Total Investments — 17.2% (Cost $3,803)		41,468
Other Assets Less Liabilities — 82.8%		199,237
Net Assets — 100.0%		240,705

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	All or a portion of this security is segregated as collateral for short sales. The total value of securities segregated as collateral is $35,370.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of January 31, 2024.

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
Futures contracts outstanding as of January 31, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Short Contracts
S&P 500 E-Mini Index	(21)	03/15/2024	USD	(5,112)	19

Abbreviations
USD	United States Dollar

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$236,909	$—	$—	$236,909
Total Liabilities for Securities Sold Short (a)	$(195,441)	$—	$—	$(195,441)
Appreciation in Other Financial Instruments
Futures Contracts (a)	$19	$—	$—	$19

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer.

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2024	Shares at January 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.38% (a) (b)	$10,236	$98,481	$71,381	$2	$(3)	$37,335	37,309	$246	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2024.